                                 MAIRS AND POWER
                               BALANCED FUND, INC.



2ND QUARTER REPORT
June 30, 2001
                                                                August 20, 2001
To Our Shareholders:

SECOND QUARTER RESULTS

Thanks to a rebound in the stock market, the Fund recovered a good portion of the first quarter decline in the second quarter. Based on a June 30, 2001 net asset value of $50.17 per share, the Fund showed a positive total investment return of 2.6% after adjustment for the reinvestment of cash dividends. However, because of a relatively flat bond market and a strong recovery in technology where the Fund is under-weighted, the Fund's performance lagged the popular stock market averages. Returns for the Standard & Poor's 500 and Dow Jones Industrial Average were 5.8% and 6.7%, respectively, while the Lehman Bros. Gov't/Corp. Bond Index was up only 0.3%. For the first six months, the Fund returned a negative -1.9% compared to negative returns of -6.7% for the S & P 500 and -1.9% for the DJIA. Due to a strong showing for bonds in the first quarter, the Lehman Bros. Gov't/ Corp. Index was up 3.5% for the six month period.

The overall economy remained weak in the second quarter with real Gross Domestic Product reported to have increased only a very slight 0.7% (preliminary basis), pretty much in line with the first quarter. While consumer spending continued to expand at 2.1%, the rate of gain was the slowest increase since 1996. Business spending was the principal area of weakness falling at a surprising 13.6% annual rate, the worst performance in nearly fifteen years. As might be expected, governmental spending showed some strength during the period, especially at the state and local level. Corporate profits fared even worse as indicated by a collective 52% decline reported by the 900 companies surveyed by BUSINESS WEEK'S Corporate Scoreboard. It should be noted that this dramatic decline was heavily influenced by special charges and write-offs related to restructuring programs.

Although the Federal Reserve has continued to pursue an increasingly easier monetary policy by reducing short-term interest rates a total of six times since the first of the year, longer term rates have remained remarkably stable suggesting continuing concern over the possibility of a future resurgence in the rate of inflation. As a consequence, the slope of the yield curve has continued to steepen during recent months. Because of a diminished supply of corporate financing due to the sluggish economy, corporate bond spreads have also narrowed noticeably during recent weeks.

Despite the weak economic picture, some of the more cyclically sensitive sectors of the stock market such as basic industries, capital goods and consumer cyclicals have shown an improving relative performance in recent months. More defensive areas such as consumer staples, health care and utilities have shown unexpected weakness. Finally, some areas like telecommunication services have remained among the weakest sectors of the market due to a continuing deterioration in earnings prospects. Small and mid-cap issues have also shown a tendency to outperform large-cap issues during recent months. Among the various holdings in the Fund, those that did best included MTS Systems (+51.6%), Pentair (+32.7%), Hormel Foods (+24.9%) and Deluxe (+22.1%) while those that fared the worst included Jefferson Pilot (-28.8%), Corning (-19.2%), Kimberly-Clark (-17.6%) and Honeywell (-14.2%).

FUTURE OUTLOOK

While economic prospects over the near future appear anything but promising, we believe the ingredients are now in place for some improvement by the end of the year or early in 2002. Our optimism is based on a number of factors including lower interest rates, ample liquidity and more purchasing power in the hands of consumers as a result of reduced tax rates and lower energy costs. Inventories have also been reduced, although further progress may be needed before a sustained recovery can occur. Finally, corporate earnings seem well positioned to benefit from any improvement in the economy as the result of intensifying cost reduction programs. Lower currency translation losses in response to a weaker dollar and the positive effect from accounting changes, which eliminate the amortization of goodwill, will also be helpful to reported earnings.

The interest rate outlook appears relatively stable, although the Federal Reserve may decide that further reductions in the Fed funds rate are necessary to provide additional stimulation for the economy. While longer term interest rates may also drift a bit lower, the major portion of the decline now seems to be behind us, barring further unexpected economic weakness. The outlook for inflation seems relatively benign until such time that an economic recovery begins to gather some momentum.

The key to a better stock market appears to be the timing of a turnaround in corporate profits. If the outlook for corporate profits begins to brighten in a meaningful way by year end or shortly thereafter, the market environment should also improve in the not-too-distant future. However, because valuation levels remain on the high side historically, any market recovery may fall short of past recoveries coming out of business slowdowns.



                                                        William B. Frels
                                                        President

SCHEDULE OF INVESTMENTS                                            JUNE 30, 2001

FIXED INCOME SECURITIES

     FACE                                                                                               MARKET
    AMOUNT                      SECURITY DESCRIPTION                                                     VALUE
-------------   ----------------------------------------------------------------------------------  -----------
                FEDERAL AGENCY OBLIGATIONS  11.8%
   $ 250,000    Federal Farm Credit Bank                                  7.00%      07/19/06         $ 254,961
     250,000    Federal Home Loan Bank                                   7.445%      08/15/07           261,298
     250,000    Federal Home Loan Bank                                   7.235%      10/19/10           260,720
     250,000    Federal Home Loan Bank                                   7.075%      07/25/12           251,741
     250,000    Federal Home Loan Bank                                    7.00%      06/20/16           247,274
     250,000    Federal Home Loan Mortgage Corporation                    6.00%      12/01/05           250,248
     250,000    Federal Home Loan Mortgage Corporation                    7.01%      07/13/06           250,240
     250,000    Federal Home Loan Mortgage Corporation                    6.41%      01/20/09           249,075
     250,000    Federal Home Loan Mortgage Corporation                    6.25%      01/21/09           247,905
     250,000    Federal Home Loan Mortgage Corporation                    6.45%      04/29/09           248,616
     250,000    Federal Home Loan Mortgage Corporation                    7.33%      07/13/09           250,250
     250,000    Federal Home Loan Mortgage Corporation                    6.60%      11/19/13           244,477
     250,000    Federal National Mortgage Association                     6.18%      02/19/09           247,463
     500,000    Federal National Mortgage Association                     6.49%      03/18/09           500,087
     300,000    Federal National Mortgage Association                     7.00%      08/27/12           306,067
     250,000    Federal National Mortgage Association                     6.98%      10/01/12           250,801
     250,000    Federal National Mortgage Association                     6.92%      12/03/12           250,339
     250,000    Federal National Mortgage Association                     6.37%      02/25/14           243,084
                                                                                                    -----------
                                                                                                      4,814,646
                                                                                                    -----------
                CORPORATE BONDS  19.0%

     250,000    J.C. Penney & Co.                                         6.50%      06/15/02           248,299
     300,000    Bankers Trust NY Corp.                                   7.125%      07/31/02           308,261
     250,000    General Mills, Inc.                                       7.00%      09/16/02           256,325
     250,000    Cooper Tire & Rubber Co.                                  7.25%      12/16/02           255,488
     250,000    Household Finance Corp.                                   7.00%      02/15/03           257,084
     250,000    Ford Motor Credit Company                                 6.70%      07/16/04           255,366
     250,000    Motorola, Inc.                                            6.75%      02/01/06           236,637
     265,000    J.C. Penney & Co.                                         6.00%      05/01/06           224,193
     250,000    Lucent Technologies                                       7.25%      07/15/06           187,349
     250,000    Goodyear Tire & Rubber Co.                                6.63%      12/01/06           242,143
     250,000    Sherwin-Williams Co.                                      6.85%      02/01/07           247,967
     250,000    Goodyear Tire & Rubber Co.                                8.50%      03/15/07           260,795
     250,000    Bankers Trust NY Corp.                                    6.70%      10/01/07           252,892
     500,000    SuperValu, Inc.                                           7.88%      08/01/09           467,554
     250,000    Daimler Chysler                                           7.75%      01/18/11           257,686
     375,000    Sears Roebuck Acceptance Corp.                            7.00%      02/01/11           368,731
     250,000    Hertz Corporation                                         7.40%      03/01/11           253,255
     250,000    WorldCom Inc.                                             7.50%      05/15/11           243,829
     250,000    General Foods Corporation                                 7.00%      06/15/11           240,031
     200,000    Ford Motor Company Debentures                             9.50%      09/15/11           233,095
     250,000    Goldman Sachs & Company                                   8.00%      03/01/13           264,770
     250,000    Allstate Corp.                                            7.50%      06/15/13           260,397
     250,000    Willamette Industries                                     7.13%      07/22/13           240,804
     500,000    General Motors Acceptance Corporation                     7.30%      07/15/14           507,999
     250,000    Lincoln National Corp.                                    7.00%      03/15/18           240,813
     500,000    Provident Companies                                       7.00%      07/15/18           454,435
     250,000    South Jersey Gas Co.                                     7.125%      10/22/18           228,856
     250,000    PPG Industries                                            7.40%      08/15/19           249,237
                                                                                                    -----------
                                                                                                      7,744,291
                                                                                                    -----------
                CONVERTIBLE CORPORATE BONDS  1.8%

     150,000    Cray Research, Inc.                                      6.125%      02/01/11            30,000
     454,000    Kerr McGee Corp.                                          7.50%      05/15/14           456,270
     250,000    Noram Energy                                              6.00%      03/15/12           232,188
                                                                                                    -----------
                                                                                                      $ 718,458
                                                                                                    -----------

     FACE                                                                                               MARKET
    AMOUNT                      SECURITY DESCRIPTION                                                     VALUE
-------------   ----------------------------------------------------------------------------------  -----------

                CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCK  0.9%
       6,000    Barclays Bank PLC, Series E                           $ 2.00                          $ 155,280
       2,500    J. P. Morgan Chase & Co., Series A., Adj Rate Pf      $ 5.00                            200,000
                                                                                                    -----------
                                                                                                        355,280
                                                                                                    -----------
                TOTAL FIXED INCOME SECURITIES  33.5%                                                $13,632,675
                                                                                                    -----------

COMMON STOCKS
   NUMBER OF                                                                                           MARKET
    SHARES                                    SECURITY DESCRIPTION                                      VALUE
--------------   --------------------------------------------------------------------------------   -----------
                 BASIC INDUSTRIES  3.9%
       18,000    Bemis Company, Inc.                                                                  $ 723,060
        4,000    H. B. Fuller                                                                           199,600
       12,000    Weyerhaeuser Company                                                                   659,640
                                                                                                    -----------
                                                                                                      1,582,300
                                                                                                    -----------
                 CAPITAL GOODS  7.0%
        7,000    Briggs & Stratton Corporation                                                          294,700
        2,000    Cooper Industries, Inc.                                                                 79,180
       37,500    Graco Inc.                                                                           1,237,500
       10,000    Ingersoll-Rand Company                                                                 412,000
       40,000    MTS Systems Corporation                                                                551,600
        8,000    Pentair, Inc.                                                                          270,400
                                                                                                    -----------
                                                                                                      2,845,380
                                                                                                    -----------
                 CONSUMER CYCLICAL  1.4%
       10,000    Deluxe Corp.                                                                           289,000
        5,000    Genuine Parts Company                                                                  157,500
       12,000    Sturm, Ruger & Co., Inc.                                                               117,600
                                                                                                    -----------
                                                                                                        564,100
                                                                                                    -----------
                 CONSUMER STAPLE  5.3%
        5,000    Eastman Kodak Company                                                                  233,400
        6,000    General Mills, Inc.                                                                    262,680
        6,000    Hershey Foods Corporation                                                              370,260
       30,000    Hormel Foods Corporation                                                               730,200
       10,000    Kimberly Clark                                                                         559,000
                                                                                                    -----------
                                                                                                      2,155,540
                                                                                                    -----------
                 HEALTH CARE  8.0%
       10,000    American Home Products Corporation                                                     584,400
       10,000    Baxter International Inc.                                                              490,000
       15,000    Bristol-Myers Squibb Company                                                           784,500
       35,000    Pfizer Inc.                                                                          1,401,750
                                                                                                    -----------
                                                                                                      3,260,650
                                                                                                    -----------

   NUMBER OF                                                                                           MARKET
    SHARES                                    SECURITY DESCRIPTION                                      VALUE
--------------   --------------------------------------------------------------------------------   -----------
                 ENERGY  7.3%
       15,000    BP PLC ADR                                                                           $ 747,750
        8,000    Burlington Resources Inc.                                                              319,600
       10,600    Exxon Mobil Corporation                                                                925,910
        6,000    Murphy Oil Corporation                                                                 441,600
       10,000    Schlumberger, Limited                                                                  526,500
                                                                                                    -----------
                                                                                                      2,961,360
                                                                                                    -----------
                 FINANCIAL  18.0%
       15,000    American Express Company                                                               582,000
       10,000    Bank of America Corporation                                                            600,300
       18,690    Community First Bankshares, Inc.                                                       429,870
        7,593    Jefferson-Pilot Corp.                                                                  366,894
       18,000    Merrill Lynch & Co., Inc.                                                            1,066,500
       18,500    J. P. Morgan Chase & Co., Inc.                                                         825,100
       15,390    St. Paul Companies                                                                     780,119
       47,000    U.S. Bancorp                                                                         1,071,130
       35,000    Wells Fargo & Company                                                                1,625,050
                                                                                                    -----------
                                                                                                      7,346,963
                                                                                                    -----------
                 TECHNOLOGY  6.9%
       30,000    Corning Inc.                                                                           501,300
        5,514    eFunds Corporation *                                                                   102,560
       10,000    Emerson Electric Co.                                                                   605,000
       20,000    Honeywell International                                                                699,800
        8,000    International Business Machines Corporation                                            904,000
                                                                                                    -----------
                                                                                                      2,812,660
                                                                                                    -----------
                 TRANSPORTATION  0.6%
        6,000    Delta Air Lines, Inc.                                                                  264,480
                                                                                                    -----------
                 UTILITIES  3.0%
       10,000    American Water Works Company, Inc.                                                     329,700
       10,000    Qwest Communications                                                                   318,700
       11,000    Verizon Communications                                                                 588,500
                                                                                                    -----------
                                                                                                      1,236,900
                                                                                                    -----------
                 DIVERSIFIED  2.0%
        7,000    Minnesota Mining & Manufacturing Company                                               798,700
                                                                                                    -----------
                 TOTAL COMMON STOCK  63.4%                                                           25,829,033
                                                                                                    -----------
                 SHORT TERM INVESTMENTS  2.4%
      963,590    Firstar Institutional Money Market Fund                                                963,590
                                                                                                    -----------

                 TOTAL INVESTMENTS  99.3%                                                            40,425,298
                 OTHER ASSETS AND LIABILITIES (NET) 0.7%                                                307,093
                                                                                                    -----------
                 NET ASSETS  100%                                                                   $40,732,391
                                                                                                    ===========

* Non income producing

STATEMENT OF NET ASSETS                                         AT JUNE 30, 2001

ASSETS
Investments at market value (cost $18,487,199)                                                       $  34,647,062
U.S. Governments (cost $4,762,783)                                                                       4,814,646
Cash                                                                                                       963,590
Dividends and interest receivable                                                                          317,425
Receivables for securities sold, not yet delivered                                                               0
Prepaid expense                                                                                             13,762
                                                                                                     -------------
                                                                                                        40,756,485

LIABILITIES
Accrued management fee                                                       $  20,325
Accrued custodian and transfer agent fee                                         3,769
Payable for securities purchased, not yet received                                   0                      24,094
                                                                             ---------               -------------

NET ASSETS
Equivalent to $50.17 per share on 811,934 shares outstanding                                         $  40,732,391
                                                                                                     =============

STATEMENT OF CHANGES IN NET ASSETS        FOR THE SIX MONTHS ENDED JUNE 30, 2001

NET ASSETS, December 31, 2000                                                                        $  41,369,866
Net investment income, per statement below                                   $ 596,890
Distribution to shareholders                                                  (564,471)                     32,419
                                                                             ---------
Fund shares issued and repurchased:
   Received for 86,559 shares issued                                         4,390,167
   Paid for 72,324 shares repurchased                                        3,670,847                     719,320
                                                                             ---------
Increase in unrealized net appreciation (depreciation) of investments                                   (1,393,779)
Net gain (or loss) realized from sales of securities                                                         4,565
                                                                                                     -------------
NET ASSETS, June 30, 2001                                                                            $  40,732,391
                                                                                                     =============

STATEMENT OF NET INVESTMENT INCOME        FOR THE SIX MONTHS ENDED JUNE 30, 2001

INVESTMENT INCOME
Dividends                                                                                            $     276,759
Interest                                                                                                   513,186
                                                                                                     -------------
                                                                                                           789,945

EXPENSES
Management fee (Note A)                                                      $ 125,072
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                                          11,694
Legal and auditing fees and expenses                                            10,544
Insurance                                                                          724
Other Fees and Expenses                                                         45,021                     193,055
                                                                             ---------               -------------
NET INVESTMENT INCOME                                                                                   $  596,890
                                                                                                     =============

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $4,800.00 in compensation for meetings attended during this six month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 2001 aggregated $4,992,459 and $4,556,233 respectively.

                                 MAIRS AND POWER
                               BALANCED FUND, INC.

                                 A NO-LOAD FUND
               W-1420 First National Bank Building, 332 Minnesota Street,
                        St. Paul, Minnesota 55101-1363
    Investment Adviser: 651-222-8478      Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                            PER SHARE
                                                           --------------------------------------------
                                                                          DISTRIBUTIONS      DIVIDENDS
                                                                           OF REALIZED        FROM NET
                        SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
     DATES            OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
Dec.31, 1981            132,236           $1,928,460       $  14.59             -             $  1.21
Dec.31, 1982            135,050            2,274,421          16.84         $  0.33              1.25
Dec.31, 1983            155,828            2,907,432          18.66             -                1.28
Dec.31, 1984            155,810            2,729,570          17.52            0.45              1.28
Dec.31, 1985            183,348            3,837,245          20.93            0.35              1.13
Dec.31, 1986            253,724            5,395,111          21.27            1.87              0.98
Dec.31, 1987            295,434            5,772,298          19.54            1.09              1.06
Dec.31, 1988            317,426            6,569,555          20.70            0.42              1.12
Dec.31, 1989            344,486            7,886,058          22.89            0.33              1.08
Dec.31, 1990            366,158            8,075,488          22.06            0.07              1.07
Dec.31, 1991            400,276           10,676,264          26.67             -                1.00
Dec.31, 1992            428,672           11,535,822          26.91            0.30              1.00
Dec.31, 1993            476,860           13,441,576          28.19            0.63              0.99
Dec.31, 1994            494,968           12,972,976          26.21            0.37              1.03
Dec.31, 1995            519,272           16,978,753          32.70            0.28              1.02
Dec.31, 1996            558,234           20,565,014          36.84            0.54              1.10
Dec.31, 1997            632,540           28,789,593          45.52            0.35              1.19
Dec.31, 1998            766,420           38,355,609          50.05            0.60              1.24
Dec.31, 1999            810,184           40,610,878          50.13            0.81              1.39
Dec.31, 2000            797,699           41,369,866          51.86            4.92              1.58
Jun.30, 2001            811,934           40,732,391          50.17             -                0.70

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

 THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED JUNE 30, 2001) ARE
                                  AS FOLLOWS:

   1 YEAR: +8.7%                5 YEARS: +14.1%                10 YEARS: +13.2%


PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS


    William B. Frels     George A. Mairs, III           Peter G. Robb            Lisa J. Hartzell
President and Director  Secretary and Director  Vice-President and Director         Treasurer

  Norbert J. Conzemius     Charlton Dietz             Donald E. Garretson        J. Thomas Simonet
       Director               Director                     Director                  Director

                                 MAIRS AND POWER
                               BALANCED FUND, INC.